Common Stock (Schedule Of Dividends Declared) (Details) (USD $) In Millions, except Per Share data	3 Months Ended							12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Common Stock
Common stock dividends declared								$ 275	$ 299	$ 306
Dividends per share amount declared	$ 0.23	$ 0.115	$ 0.115		$ 0.22	$ 0.11	$ 0.11	$ 0.46	$ 0.44	$ 0.44